Share Based Compensation Plans	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation Plans

NOTE 11. SHARE-BASED COMPENSATION PLANS

Precision’s omnibus equity incentive plan (Omnibus Plan) allows the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (share options, performance share units and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and performance share unit awards issued under the Omnibus Plan in cash and to settle options in voting shares.

(a) Liability Classified Plans

	Restricted Share Units	Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2023	$16,114	$64,042	$8,367	$88,523
Expensed during the year	10,511	29,829	2,488	42,828
Settlement in shares	(2,012)	(18,355)	—	(20,367)
Payments	(13,037)	(40,016)	—	(53,053)
Foreign exchange	(16)	(57)	—	(73)
Balance, December 31, 2024	11,560	35,443	10,855	57,858
Expensed during the year	6,387	10,669	1,146	18,202
Settlement in shares	(1,920)	(6,941)	(785)	(9,646)
Payments	(6,809)	(21,664)	(895)	(29,368)
Foreign exchange	2	6	—	8
Balance, December 31, 2025	$9,220	$17,513	$10,321	$37,054
Current	6,021	6,932	10,321	23,274
Long-term	3,199	10,581	—	13,780
Balance, December 31, 2025	$9,220	$17,513	$10,321	$37,054

Restricted Share Units and Performance Share Units

Precision has various cash-settled share-based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (RSU) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (PSU) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are paid out in cash or shares at the Board of Directors' discretion, in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period, repayment of debt and leverage ratio.

A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2023	276,094	794,743
Granted	92,423	158,440
Redeemed	(180,989)	(450,726)
Forfeited	(7,768)	(5,404)
December 31, 2024	179,760	497,053
Granted	66,320	156,763
Redeemed	(103,136)	(231,250)
Forfeited	(10,665)	(111,634)
December 31, 2025	132,279	310,932

Non-Management Directors

Precision has a deferred share unit (DSU) plan for non-management directors whereby fully vested DSUs are granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion. Non-management directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout.

A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2023	116,280
Granted	7,193
Balance December 31, 2024	123,473
Granted	2,336
Redeemed	(21,010)
Balance December 31, 2025	104,799

During 2025, 21,010 DSUs were redeemed after the retirement of a non-management director. Precision elected to settle the redemption of DSUs through a combination of cash and common shares.

(b) Equity Settled Plans

Executive Restricted Share Units Plan

Precision grants Executive RSUs to certain senior executives with the intention of settling them in voting shares of the Corporation either issued from treasury or purchased in the open market. Granted units vest annually over a three-year term.

Executive Restricted Share Units	Outstanding	Weighted Average Fair Value
December 31, 2023	46,740	$96.90
Granted	61,930	79.84
Redeemed	(15,570)	96.90
Forfeited	(608)	96.90
December 31, 2024	92,492	85.48
Granted	107,270	80.35
Redeemed	(36,408)	87.03
Forfeited	(34,924)	82.26
December 31, 2025	128,430	$81.63

Included in net earnings for the year ended December 31, 2025 were expenses of $5 million (2024 – $4 million).

Subsequent to December 31, 2025, the Corporation settled certain vesting Executive RSUs through the issuance of 42,833 common shares.

Option Plan

Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Price			Weighted Average Exercise Price	Options Exercisable
December 31, 2023	23,055	$87.00	—	145.97	$113.01	23,055
Exercised	(925)	87.00	—	87.00	87.00	—
Forfeited	(10,170)	145.97	—	145.97	145.97	—
December 31, 2024	11,960	87.00	—	87.00	$87.00	11,960
Forfeited	(11,960)	87.00	—	87.00	87.00	—
December 31, 2025	—	$—	—	—	$—	—

U.S. Share Options	Options Outstanding	Range of Exercise Price (US$)			Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2023	128,398	$51.20	—	111.47	$85.80	128,398
Exercised	(6,485)	68.80	—	68.80	68.80	—
Forfeited	(61,861)	68.80	—	111.47	106.37	—
December 31, 2024	60,052	51.20	—	72.46	66.44	60,052
Exercised	(5,870)	51.20	—	51.20	51.20	—
Forfeited	(51,457)	68.80	—	72.46	68.99	—
December 31, 2025	2,725	$51.20	—	51.20	$51.20	2,725

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20	2,725	$51.20	0.15	2,725	$51.20

No options were granted during 2024 and 2025.

Subsequent to December 31, 2025, the U.S. share options that were outstanding at year-end were exercised on February 17, 2026.

Non-Management Directors

Prior to January 1, 2012, Precision had a deferred share unit plan for non-management directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement.

Effective May 16, 2024, Precision instituted a new DSU plan for non-management directors whereby fully vested deferred share units are granted quarterly based upon an election by the non-management director to receive all or a portion of their compensation in deferred share units. The deferred share units are redeemable for an equal number of common shares on the date specified in an eligible director's participation and election agreement, which date may be the grant date, the first, third or fifth anniversary of the grant date. The number of deferred share units granted is based upon the weighted average closing price of Precision shares on the Toronto Stock Exchange (TSX) for the five trading days immediately prior to payout.

A summary of the activity under the non-management director DSU plans is presented below:

Deferred Share Units	Outstanding- 2012 Plan	Outstanding- 2024 Plan
December 31, 2023	1,470	—
Granted	—	6,777
Redeemed	—	(4,024)
December 31, 2024	1,470	2,753
Granted	—	15,680
Redeemed	—	(11,090)
December 31, 2025	1,470	7,343

Included in net earnings for the year ended December 31, 2025 were expenses of $1 million (2024 – $0.4 million).